UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	3/31/10

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS NATURAL RESOURCES FUND (Class A, B, C and I)

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus
Natural Resources Fund

SEMIANNUAL REPORT March 31, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Natural Resources Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Natural Resources Fund, covering the six-month period from October 1, 2009, through March 31, 2010.

The equity markets continued to produce some of the most dramatic performance returns in recent years off of the March 2009 lows, as efforts to support the global economic recovery appeared to gain traction.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, continued to benefit investors in both U.S. and international markets. However, since the beginning of 2010, recent overseas credit concerns have dampened international markets to an extent, which might be an implication that this trend is moderating.

We believe that sustained global and U.S. economic expansions should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year. As for the worldwide stock markets, positive returns over the foreseeable future are likely to be delivered through in-depth research and a selective security evaluation process. If you have questions about equities, your financial advisor is best suited to provide current market perspectives relative to your portfolio and to discuss potential opportunities which may match your current expectations and your long-term investment targets.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2009, through March 31, 2010, as provided by Robin Wehbe, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2010, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 5.10%, Class B shares returned 4.66%,Class C shares returned 4.68% and Class I shares returned 5.24%.1This compares with the fund’s benchmark,the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 11.75% for the same period.2The S&P North American Natural Resources Sector Index, which more closely reflects the fund’s composition, returned 7.12% for the reporting period.3 The U.S. stock market generally advanced over the reporting period as the global economy continued to recover from a recession and financial crisis. Most commodity prices also climbed when economic conditions improved, supporting natural resources stocks. However, the fund produced lower returns than the S&P North American Natural Resources Sector Index and the S&P 500 Index, primarily due to the effects of short-term volatility affecting alternative energy and natural gas companies during the first quarter of 2010.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. While the fund typically invests in U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks of any market capitalization, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial conditions.We also look for special situations, such as corporate restructurings, turnarounds or management changes that could increase the stock price.

Economic Recovery Fueled Higher Commodity Prices

The reporting period witnessed the continuation of an economic recovery and stock market rally that had begun early in 2009.Although unemployment rates have remained high, improved manufacturing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

activity and an apparent bottoming of residential housing prices helped boost investor confidence. As was the case since the rally began, investors generally continued to search for bargains among lower-quality stocks that had been severely punished during the downturn, benefiting smaller, more speculative stocks more than their larger, better established counterparts.

Prices of some commodities, most notably of crude oil, quickly gained value in the early stages of the global recovery. In our judgment, much of this movement was the result of improved investor sentiment in anticipation of resurgent global demand for energy and the raw materials used in manufacturing. Because actual conditions have not yet caught up with these expectations, commodity and stock prices among natural resources companies proved volatile.

Natural Gas Weighed on Relative Performance

The fund was well positioned for the rebound in commodity prices during the fourth quarter of 2009, when an emphasis on relatively price-sensitive companies helped boost results. However, this generally constructive investment posture exposed the fund to heightened volatility in some market sectors during the first quarter of 2010, causing the fund to trail the S&P North American Natural Resources Sector Index for the reporting period overall.Volatility was particularly severe among alternative energy companies, such as wind turbines maker Vestas Wind Systems, which fell out of favor among investors when oil prices rebounded. Natural gas producers also saw commodity prices and their stocks fall due to an expanding supply of natural gas stemming from the use of hydrofracturing technologies.

Although we trimmed the fund’s exposure to alternative energy and natural gas companies, we continue to like the long-term prospects of both areas and have retained most of the fund’s holdings. In contrast, we sold the fund’s position in energy services provider Weatherford International, which was hurt amid budget cuts by a key customer.

On a more positive note, the fund received positive contributions to relative performance from exploration-and-production companies in the oil sector, where Anadarko Petroleum and Concho Resources gained value along with commodity prices, and XTO Energy was acquired at a premium to its stock price. Conversely, the fund benefited from avoiding relative weakness in XTO Energy’s acquirer, integrated energy giant Exxon Mobil.

Metals-and-mining companies United States Steel, BHP Billiton and Freeport MacMoRan Copper & Gold fared well as investors looked forward to strong demand from the emerging markets in a more vibrant global economy. The fund also benefited from its trading strategies among oil refiners, which recovered from depressed levels during the reporting period.

Maintaining a Long-Term Perspective

We remain optimistic regarding natural resources-related commodity prices, which we believe are currently closer to the beginning of a sustained rebound than the end of one. In addition, supplies of energy and industrial commodities appear likely to fall short of demand in a growing global economy. Despite recent bouts of short-term volatility, in our view, the combination of positive cyclical and secular influences should continue to support higher prices for natural resources stocks over the long term.

April 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries.The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, domestic and international politics, regulatory or competitive environment, or changes in investor perceptions regarding a sector.
Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The S&P North American Natural Resources Sector is an equity benchmark for U.S.-traded natural resources-related stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index and component companies must meet objective criteria for inclusion.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 9.15	$ 13.22	$ 13.11	$ 8.14
Ending value (after expenses)	$1,051.00	$1,046.60	$1,046.80	$1,052.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 9.00	$ 12.99	$ 12.89	$ 8.00
Ending value (after expenses)	$1,016.01	$1,012.02	$1,012.12	$1,017.00

† Expenses are equal to the fund’s annualized expense ratio of 1.79% for Class A, 2.59% for Class B, 2.57% for
Class C and 1.59% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2010 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Energy—72.6%
Anadarko Petroleum	19,370	1,410,717
Apache	9,220	935,830
BG Group	20,340	352,025
Cameron International	9,240 [a]	396,026
Chesapeake Energy	24,790	586,036
Chevron	12,670	960,766
Concho Resources	6,669 [a]	335,851
ConocoPhillips	5,540	283,482
Consol Energy	12,320	525,571
Continental Resources	13,107 [a]	557,703
Diamond Offshore Drilling	2,730 [b]	242,451
ENSCO, ADR	6,500	291,070
EOG Resources	10,530	978,658
Frontier Oil	12,760 [b]	172,260
Halliburton	31,020	934,633
Helmerich & Payne	5,640	214,771
Hercules Offshore	28,880 [a]	124,472
Hess	7,710	482,261
Holly	4,990 [b]	139,271
Marathon Oil	16,840	532,818
Newfield Exploration	14,370 [a]	747,958
Noble Energy	6,770	494,210
Occidental Petroleum	20,200	1,707,708
Peabody Energy	7,160	327,212
PetroHawk Energy	11,979 [a]	242,934
Petroleo Brasileiro, ADR	7,550	335,900
Pioneer Natural Resources	5,510 [b]	310,323
Pride International	8,520 [a]	256,537
Range Resources	5,640 [b]	264,347
Schlumberger	20,080	1,274,277
Smith International	6,780	290,320
Southwestern Energy	11,680 [a]	475,610
Spectra Energy	9,250	208,403
Suncor Energy	21,870	711,650
Talisman Energy	23,960	408,758

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Tenaris, ADR	3,890 [b]	167,037
Transocean	3,784 [a]	326,862
Valero Energy	33,550	660,935
Whiting Petroleum	3,630 [a]	293,449
Williams	30,770	710,787
		20,671,889
Industrial—1.8%
Fluor	6,010	279,525
Gamesa Tecnologica	8,960	122,834
Vestas Wind Systems	2,295 [a]	124,706
		527,065
Materials—22.4%
Agnico-Eagle Mines	5,040	280,577
BHP Billiton, ADR	6,670 [b]	535,734
Dow Chemical	13,900	411,023
Eldorado Gold	6,730 [a]	81,298
Freeport-McMoRan Copper & Gold	16,670	1,392,612
Goldcorp	17,910	666,610
IAMGOLD	5,520	72,974
International Paper	23,450	577,104
Kinross Gold	3,630	62,037
Martin Marietta Materials	2,630 [b]	219,736
Packaging Corp. of America	8,500	209,185
Pactiv	8,680 [a]	218,562
Steel Dynamics	25,390 [b]	443,563
Teck Resources, Cl. B	11,460 [a]	499,198
Temple-Inland	8,620	176,107
United States Steel	7,470 [b]	474,494
Yamana Gold	7,160	70,526
		6,391,340
Utilities—2.5%
EQT	9,770	400,570
Questar	6,960	300,672
		701,242
Total Common Stocks
(cost $23,670,758)		28,291,536

Investment of Cash Collateral
for Securities Loaned—9.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,725,213)	2,725,213 [c]	2,725,213

Total Investments (cost $26,395,971)	108.9%	31,016,749
Liabilities, Less Cash and Receivables	(8.9%)	(2,522,258)
Net Assets	100.0%	28,494,491

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund’s securities on loan is
$2,672,296 and the total market value of the collateral held by the fund is $2,725,213.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	72.6	Utilities	2.5
Materials	22.4	Industrial	1.8
Money Market Investment	9.6		108.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,672,296)—Note 1(c):
Unaffiliated issuers			23,670,758	28,291,536
Affiliated issuers			2,725,213	2,725,213
Cash denominated in foreign currencies			2	2
Receivable for investment securities sold				259,627
Dividends and interest receivable				21,040
Receivable for shares of Beneficial Interest subscribed				17,134
Prepaid expenses				25,139
				31,339,691
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				40,503
Cash overdraft due to Custodian				6,455
Liability for securities on loan—Note 1(c)				2,725,213
Payable for shares of Beneficial Interest redeemed				15,246
Interest payable—Note 2				150
Accrued expenses				57,633
				2,845,200
Net Assets ($)				28,494,491
Composition of Net Assets ($):
Paid-in capital				35,029,491
Accumulated Investment (loss)—net				(133,941)
Accumulated net realized gain (loss) on investments				(11,021,837)
Accumulated net unrealized appreciation
(depreciation) on investments				4,620,778
Net Assets ($)				28,494,491

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	19,325,835	1,879,332	5,082,247	2,207,077
Shares Outstanding	844,275	86,279	232,045	94,765
Net Asset Value Per Share ($)	22.89	21.78	21.90	23.29

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,720 foreign taxes withheld at source):
Unaffiliated issuers	162,236
Affiliated issuers	151
Income from securities lending—Note 1(c)	632
Total Income	163,019
Expenses:
Management fee—Note 3(a)	113,139
Shareholder servicing costs—Note 3(c)	70,978
Registration fees	27,493
Distribution fees—Note 3(b)	26,795
Auditing fees	16,851
Legal fees	14,359
Prospectus and shareholders’ reports	8,409
Custodian fees—Note 3(c)	6,312
Loan commitment fees—Note 2	615
Trustees’ fees and expenses—Note 3(d)	542
Interest expense—Note 2	150
Miscellaneous	11,387
Total Expenses	297,030
Less—reduction in fees due to earnings credits—Note 1(c)	(70)
Net Expenses	296,960
Investment (Loss)—Net	(133,941)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	605,399
Net realized gain (loss) on forward foreign currency exchange contracts	4,075
Net Realized Gain (Loss)	609,474
Net unrealized appreciation (depreciation) on investments	1,011,196
Net Realized and Unrealized Gain (Loss) on Investments	1,620,670
Net Increase in Net Assets Resulting from Operations	1,486,729

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009[a]
Operations ($):
Investment (loss)—net	(133,941)	(177,929)
Net realized gain (loss) on investments	609,474	(11,071,568)
Net unrealized appreciation
(depreciation) on investments	1,011,196	6,272,157
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,486,729	(4,977,340)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,737,589	14,953,586
Class B Shares	74,791	248,693
Class C Shares	739,333	1,048,968
Class I Shares	1,537,592	589,577
Class T Shares	—	141,620
Cost of shares redeemed:
Class A Shares	(7,588,186)	(15,045,405)
Class B Shares	(421,208)	(1,377,731)
Class C Shares	(972,092)	(2,228,150)
Class I Shares	(216,888)	(450,131)
Class T Shares	—	(1,219,098)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,109,069)	(3,338,071)
Total Increase (Decrease) in Net Assets	(622,340)	(8,315,411)
Net Assets ($):
Beginning of Period	29,116,831	37,432,242
End of Period	28,494,491	29,116,831
Accumulated investment (loss)—net	(133,941)	—

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	210,120	874,801
Shares redeemed	(332,838)	(833,535)
Net Increase (Decrease) in Shares Outstanding	(122,718)	41,266
Class Bb
Shares sold	3,461	14,218
Shares redeemed	(19,643)	(81,704)
Net Increase (Decrease) in Shares Outstanding	(16,182)	(67,486)
Class C
Shares sold	34,000	61,375
Shares redeemed	(44,554)	(130,377)
Net Increase (Decrease) in Shares Outstanding	(10,554)	(69,002)
Class I
Shares sold	65,835	31,931
Shares redeemed	(9,399)	(26,154)
Net Increase (Decrease) in Shares Outstanding	56,436	5,777
Class Tc
Shares sold	—	8,669
Shares redeemed	—	(74,985)
Net Increase (Decrease) in Shares Outstanding	—	(66,316)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended March 31, 2010, 10,474 Class B shares representing $224,712, were automatically converted to 9,993 Class A shares and during the period ended September 30, 2009, 20,347 Class B shares representing $362,278, were automatically converted to 19,538 Class A shares.
c On the close of business on February 4, 2009, 46,948 Class T shares representing $761,502 were automatically converted to 46,348 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2010			Year Ended September 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	21.78	25.14	31.84	22.99	24.40	16.96
Investment Operations:
Investment income (loss)—net[a]	(.08)	(.09)	(.23)	(.21)	(.13)	.13
Net realized and unrealized
gain (loss) on investments	1.19	(3.27)	(3.95)	9.97	.31	7.90
Total from Investment Operations	1.11	(3.36)	(4.18)	9.76	.18	8.03
Distributions:
Dividends from
investment income—net	—	—	—	—	(.35)	(.06)
Dividends from net realized
gain on investments	—	—	(2.52)	(.91)	(1.24)	(.53)
Total Distributions	—	—	(2.52)	(.91)	(1.59)	(.59)
Net asset value, end of period	22.89	21.78	25.14	31.84	22.99	24.40
Total Return (%)[b]	5.10[c]	(13.33)	(14.56)	43.63	.88	48.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.79[d]	2.01	1.44	1.69	1.70	2.57
Ratio of net expenses
to average net assets	1.79[d,e]	2.00	1.43	1.68	1.50	1.51
Ratio of net investment income
(loss) to average net assets	(.71)[d]	(.49)	(.69)	(.80)	(.52)	.66
Portfolio Turnover Rate	27.14[c]	73.49	71.32	55.94	69.92	114.16
Net Assets, end of period
($ x 1,000)	19,326	21,061	23,268	16,435	15,423	8,278

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
March 31, 2010			Year Ended September 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	20.81	24.20	30.97	22.55	24.10	16.84
Investment Operations:
Investment (loss)—net[a]	(.16)	(.22)	(.46)	(.40)	(.31)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	1.13	(3.17)	(3.79)	9.73	.29	7.82
Total from Investment Operations	.97	(3.39)	(4.25)	9.33	(.02)	7.82
Distributions:
Dividends from
investment income—net	—	—	—	—	(.29)	(.03)
Dividends from net realized
gain on investments	—	—	(2.52)	(.91)	(1.24)	(.53)
Total Distributions	—	—	(2.52)	(.91)	(1.53)	(.56)
Net asset value, end of period	21.78	20.81	24.20	30.97	22.55	24.10
Total Return (%)[c]	4.66[d]	(14.01)	(15.20)	42.55	.03	47.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.59[e]	2.84	2.21	2.47	2.49	3.19
Ratio of net expenses
to average net assets	2.59[e,f]	2.82	2.20	2.47[f]	2.25	2.26
Ratio of net investment (loss)
to average net assets	(1.52)[e]	(1.32)	(1.42)	(1.57)	(1.29)	(.01)
Portfolio Turnover Rate	27.14[d]	73.49	71.32	55.94	69.92	114.16
Net Assets, end of period
($ x 1,000)	1,879	2,132	4,113	5,407	6,172	6,634

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2010			Year Ended September 30,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	20.92	24.31	31.08	22.63	24.15	16.85
Investment Operations:
Investment income (loss)—net[a]	(.16)	(.21)	(.45)	(.40)	(.31)	.01
Net realized and unrealized
gain (loss) on investments	1.14	(3.18)	(3.80)	9.76	.31	7.82
Total from Investment Operations	.98	(3.39)	(4.25)	9.36	—	7.83
Distributions:
Dividends from
investment income—net	—	—	—	—	(.28)	—
Dividends from net realized
gain on investments	—	—	(2.52)	(.91)	(1.24)	(.53)
Total Distributions	—	—	(2.52)	(.91)	(1.52)	(.53)
Net asset value, end of period	21.90	20.92	24.31	31.08	22.63	24.15
Total Return (%)[b]	4.68[c]	(13.95)	(15.17)	42.58	.09	47.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.57[d]	2.79	2.19	2.41	2.42	3.17
Ratio of net expenses
to average net assets	2.57[d,e]	2.77	2.18	2.41[e]	2.25	2.21
Ratio of net investment income
(loss) to average net assets	(1.49)[d]	(1.26)	(1.40)	(1.52)	(1.28)	.03
Portfolio Turnover Rate	27.14[c]	73.49	71.32	55.94	69.92	114.16
Net Assets, end of period
($ x 1,000)	5,082	5,075	7,575	5,521	4,377	3,857

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
March 31, 2010			Year Ended September 30,
Class I Shares	(Unaudited)	2009	2008	2007[a]	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	22.13	25.45	32.14	23.14	24.53	17.01
Investment Operations:
Investment income (loss)—net[b]	(.06)	(.04)	(.15)	(.15)	(.07)	.15
Net realized and unrealized
gain (loss) on investments	1.22	(3.28)	(4.02)	10.06	.29	7.98
Total from Investment Operations	1.16	(3.32)	(4.17)	9.91	.22	8.13
Distributions:
Dividends from
investment income—net	—	—	—	—	(.37)	(.08)
Dividends from net realized
gain on investments	—	—	(2.52)	(.91)	(1.24)	(.53)
Total Distributions	—	—	(2.52)	(.91)	(1.61)	(.61)
Net asset value, end of period	23.29	22.13	25.45	32.14	23.14	24.53
Total Return (%)	5.24[c]	(13.05)	(14.35)	44.01	1.12	49.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[d]	1.72	1.23	1.45	1.38	2.61
Ratio of net expenses
to average net assets	1.59[d,e]	1.70	1.22	1.45[e]	1.25	1.23
Ratio of net investment income
(loss) to average net assets	(.52)[d]	(.21)	(.43)	(.57)	(.28)	.81
Portfolio Turnover Rate	27.14[c]	73.49	71.32	55.94	69.92	114.16
Net Assets, end of period
($ x 1,000)	2,207	848	829	697	573	287

a	Effective June 1, 2007, Class R shares were redesignated to Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	23,508,602	—	—	23,508,602
Equity Securities—
Foreign†	4,782,934	—	—	4,782,934
Mutual Funds	2,725,213	—	—	2,725,213

†	See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2010,The Bank of NewYork Mellon earned $271 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,060,559 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2010 was approximately $21,400, with a related weighted average annualized interest rate of 1.41%.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended March 31, 2010, the Distributor retained $4,120 from commissions earned on sales of the fund’s Class A shares and $813 and $191 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2010, Class B and Class C shares were charged $7,567 and $19,228, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2010, Class A, Class B and Class C shares were charged $27,158, $2,523 and $6,409, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $12,137 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2010, the fund was charged $1,575 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits which amounted to $70.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2010, the fund was charged $6,312 pursuant to the custody agreement.

During the period ended March 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,731, Rule 12b-1 distribution plan fees $4,472, shareholder services plan fees $5,854, custodian fees $4,644, chief compliance officer fees $2,742 and transfer agency per account fees $4,060.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2010, amounted to $7,900,148 and $10,126,511, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2009 ($)	Purchases ($)	Sales ($)	3/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	213,000	4,407,000	4,620,000	—	—
Dreyfus
Institutional
Cash Advantage
Plus Fund	762,916	9,394,796	7,432,499	2,725,213	9.6
	975,916	13,801,796	12,052,499	2,725,213	9.6

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.At March 31, 2010, there were no open forward contracts outstanding.

At March 31, 2010, accumulated net unrealized appreciation on investments was $4,620,778, consisting of $5,901,059 gross unrealized appreciation and $1,280,281 gross unrealized depreciation.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6